Short-term and Long-term Debt and Payable - Aggregate Maturities of Long-term Debt and Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 49,742	¥ 71,646
Within 1 year or on demand [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	1,146
More than 1 year but less than 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	1,088
More than 2 years but less than 3 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	21,044
More than 3 years but less than 4 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	983
More than 4 years but less than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	20,944
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt and payable	¥ 4,537